Financial Instrument Risk - Financial Assets Past Due But Not Impaired (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	£ 136,089
Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	2,952	£ 1,416
Financial assets past due but not impaired | Not more than 3 months
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	2,595	830
Financial assets past due but not impaired | More than 3 months but not more than 6 months
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	357	586
Financial assets past due but not impaired | More than 6 months but not more than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	0	0
Financial assets past due but not impaired | More than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Total financial assets	£ 0	£ 0